CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Licensing revenue	$ 700,913	$ 480,000	$ 1,511,168
Expenses
Research and development expenses	(33,538,035)	(16,211,750)	(16,080,560)
Third parties	(23,645,740)	(10,507,444)	(8,575,969)
Related parties	(9,892,295)	(5,704,306)	(7,504,591)
Administrative expenses	(10,314,536)	(3,437,900)	(2,765,134)
Loss from operations	(43,151,658)	(19,169,650)	(17,334,526)
Interest income	629,288	922,680	710,711
Interest expense	(202,165)	(138,096)	(91,085)
Other income	971,949	723,476	901,713
Foreign exchange gain, net	(644,693)	21,867	12,698
Change in fair value of warrant liabilities	0	1,207,415	534,305
Loss before income tax	(42,397,279)	(16,432,308)	(15,266,184)
Net loss attributable to Adagene Inc.'s shareholders	(42,397,279)	(16,432,308)	(15,266,184)
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil tax	(6,087)	65,799	(11,288)
Total comprehensive loss attributable to Adagene Inc.'s shareholders	(42,403,366)	(16,366,509)	(15,277,472)
Net loss attributable to Adagene Inc.'s shareholders	(42,397,279)	(16,432,308)	(15,266,184)
Deemed contribution from convertible redeemable preferred shareholders			1,186,187
Accretion of convertible redeemable preferred shares to redemption value	(248,113)	(246,184)	(222,846)
Net loss attributable to ordinary shareholders	$ (42,645,392)	$ (16,678,492)	$ (14,302,843)
Weighted average number of ordinary shares used in per share calculation:
-Basic	15,950,698	15,178,232	15,159,136
-Diluted	15,950,698	15,178,232	15,159,136
Net loss per ordinary share
-Basic	$ (2.67)	$ (1.10)	$ (0.94)
-Diluted	$ (2.67)	$ (1.10)	$ (0.94)